UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22193

AIP MULTI-STRATEGY FUND P

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Kara Fricke, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

COPY TO:

Allison M. Fumai, Esq.

DECHERT LLP

1095 Avenue of the Americas

New York, NY 10036-6797

(212) 698-3526

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2

AIP MULTI-STRATEGY FUND P Financial Statements (Unaudited) For the Period from January 1, 2020 to June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ Annual and Semi-Annual Reports to Shareholders (“Shareholder Reports”) will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the reports will be made available on the Fund’s website, https://www.morganstanley.com/im/registeredhedgefundshareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, you can call 800-421-7572 or send an email request to MorganStanleyAlter@umb.com to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Fund complex if you invest directly with the Fund.

AIP Multi-Strategy Fund P

Financial Statements (Unaudited)

For the Period from January 1, 2020 to June 30, 2020

Unaudited financial statements for AIP Multi-Strategy Fund A for the period from January 1, 2020 to June 30, 2020 are attached to these financial statements and are an integral part thereof.

AIP Multi-Strategy Fund P

Statement of Assets and Liabilities (Unaudited)

June 30, 2020

Assets
Investment in AIP Multi-Strategy Fund A, at fair value (cost $7,727,443)	$7,241,437
Cash and cash equivalents	5,695
Repurchases receivable from AIP Multi-Strategy Fund A	3,305,958
Due from adviser	320,404

Total assets	10,873,494

Liabilities
Payable for share repurchases	3,205,958
Shareholder servicing fee payable	59,926
Accrued expenses and other liabilities	84,509

Total liabilities	3,350,393

Net assets	$7,523,101

Net assets consist of:
Net capital	$12,642,469
Total distributable earnings (loss)	(5,119,368)

Net assets	$7,523,101

Net asset value per share:
8,523.653 shares issued and outstanding, no par value, 3,000,000 registered shares	$882.62
Maximum offering price per share ($882.62 plus sales load of 3% of net asset value per share)	$909.10

See accompanying notes and attached unaudited financial statements for AIP Multi-Strategy Fund A.

1

AIP Multi-Strategy Fund P

Statement of Operations (Unaudited)

For the Period from January 1, 2020 to June 30, 2020

Expenses
Professional fees	$67,875
Shareholder servicing fees	59,926
Transfer agent fees	16,611
Registration fees	12,500
Printing fees	10,000
Trustees’ fees	1,316
Other	5,504

Total fund expenses	173,732
Expense reimbursements	(151,694)

Net expenses	22,038

Net investment income (loss)	(22,038)

Realized and unrealized gain (loss) from investments in AIP Multi-Strategy Fund A
Net realized gain (loss) from investments	(2,255,356)
Net change in unrealized appreciation/depreciation on investments	600,151

Net realized and unrealized gain (loss) from investments in AIP Multi-Strategy Fund A	(1,655,205)

Net increase (decrease) in net assets resulting from operations	$(1,677,243)

See accompanying notes and attached unaudited financial statements for AIP Multi-Strategy Fund A.

2

AIP Multi-Strategy Fund P

Statements of Changes in Net Assets (Unaudited)

For the year ended December 31, 2019
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$1,027,128
Net realized gain (loss) from investments	(302,694)
Net change in unrealized appreciation/depreciation on investments	628,059

Net increase (decrease) in net assets resulting from operations	1,352,493

Distributions to shareholders from:
Distributions resulting from operations	(999,246)

Total distributions	(999,246)

Shareholder transactions:
Subscriptions (representing 52.912 shares)	50,000
Distributions reinvested (representing 1,062.883 shares)	971,868
Repurchases (representing 3,689.689 shares)	(3,489,344)

Net increase (decrease) in net assets from shareholder transactions	(2,467,476)

Total increase (decrease) in net assets	(2,114,229)
Net assets, beginning of year (representing 26,591.024 shares)	24,509,691

Net assets, end of year (representing 24,017.130 shares)	$22,395,462

For the period from January 1, 2020 to June 30, 2020
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(22,038)
Net realized gain (loss) from investments	(2,255,356)
Net change in unrealized appreciation/depreciation on investments	600,151

Net increase (decrease) in net assets resulting from operations	(1,677,243)

Shareholder transactions:
Repurchases (representing 15,493.477 shares)	(13,195,118)

Net increase (decrease) in net assets from shareholder transactions	(13,195,118)

Total increase (decrease) in net assets	(14,872,361)
Net assets, beginning of period (representing 24,017.130 shares)	22,395,462

Net assets, end of period (representing 8,523.653 shares)	$7,523,101

See accompanying notes and attached unaudited financial statements for AIP Multi-Strategy Fund A.

3

AIP Multi-Strategy Fund P

Statement of Cash Flows (Unaudited)

For the Period from January 1, 2020 to June 30, 2020

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(1,677,243)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments in AIP Multi-Strategy Fund A	2,255,356
Net change in unrealized appreciation/depreciation on investments in AIP Multi-Strategy Fund A	(600,151)
Proceeds from sales of investments in AIP Multi-Strategy Fund A	13,279,551
(Increase) decrease in repurchases receivable from AIP Multi-Strategy Fund A	(2,882,734)
(Increase) decrease in due from adviser	(151,694)
Increase (decrease) in shareholder servicing fee payable	(26,799)
Increase (decrease) in accrued expenses and other liabilities	44,542

Net cash provided by (used in) operating activities	10,240,828

Cash flows from financing activities
Repurchases	(10,312,384)

Net cash provided by (used in) financing activities	(10,312,384)

Net change in cash and cash equivalents	(71,556)
Cash and cash equivalents at beginning of period	77,251

Cash and cash equivalents at end of period	$5,695

See accompanying notes and attached unaudited financial statements for AIP Multi-Strategy Fund A.

4

AIP Multi-Strategy Fund P

Notes to Financial Statements (Unaudited)

June 30, 2020

1.	Organization

AIP Multi-Strategy Fund P (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on February 27, 2008. The Fund commenced operations on May 1, 2010 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in AIP Multi-Strategy Fund A (the “Master Fund”). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified, management investment company (although it also intends to comply with Subchapter M diversification requirements, as described in more detail below). Morgan Stanley AIP GP LP serves as the Master Fund’s investment adviser (the “Investment Adviser”). The Investment Adviser is an affiliate of Morgan Stanley and is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”) and as a commodity trading adviser and a commodity pool operator with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”). The Fund has the same investment objective as the Master Fund. The Master Fund’s investment objective is to seek long-term capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who primarily employ a variety of investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. These investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Master Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions such as total return swaps, options and futures. As of June 30, 2020, the Fund had a 40.97% ownership interest in the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The Fund has a Board of Trustees (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. None of the members of the Board (the “Trustees”) are “interested persons” (as defined by the 1940 Act) of the Fund or the Investment Adviser. The same Trustees also serve as the Master Fund’s Board of Trustees.

The Fund’s term is no longer perpetual and the Fund expects to terminate in 2021. On December 11, 2019, the Board determined that it was in the best interests of the Fund’s Shareholders to dissolve the Fund, in accordance with the applicable terms stated in the Trust Deed. The Fund has submitted full redemption requests to the Investment Funds. The Board expects that the Fund will continue to distribute liquidation proceeds on a quarterly basis as the Fund continues to receive redemption proceeds from the Investment Funds. Once all liquidation proceeds have been distributed to the Shareholders, the Fund shall promptly thereafter be dissolved as a Delaware statutory trust.

See attached unaudited financial statements for AIP Multi-Strategy Fund A.

5

AIP Multi-Strategy Fund P

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies,” for the purpose of financial reporting. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund’s financial statements are stated in United States dollars.

Investment in the Fund

As of January 1, 2020, the Fund’s shares are no longer being offered for sale. Prior to January 1, 2020, the Fund offered on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, up to 3,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for the public offering of Shares was May 3, 2010. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and were continuously offered thereafter for purchase as of the first day of each calendar month at the Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may have entered into selected dealer arrangements with various brokers and dealers (“Selling Agents”), some of which may have been affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares.

Shares were sold only to certain investors (“Shareholders”) who represented that they were “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The Distributor or any Selling Agent may have imposed additional eligibility requirements for Shareholders who purchased Shares through the Distributor or such Selling Agent. The minimum initial investment in the Fund by any Shareholder was $50,000 and the minimum additional investment in the Fund by any Shareholder was $25,000. The minimum initial and additional investments may have been reduced by the Fund with respect to certain Shareholders. Shareholders only purchased their Shares through the Distributor or through a Selling Agent.

See attached unaudited financial statements for AIP Multi-Strategy Fund A.

6

AIP Multi-Strategy Fund P

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Investment in the Fund (continued)

As of January 1, 2020, the Fund ceased to offer to repurchase Shares (or portions of them). Prior to January 1, 2020, the Fund offered to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders. Any offer to repurchase Shares by the Fund would have only been made to Shareholders at the same times as, and in parallel with, each repurchase offer made by the Master Fund to its investors, including the Fund. Each such parallel repurchase offer made by the Master Fund would have generally applied to up to 15% of the net assets of the Master Fund. Repurchases would have been made at such times, in such amounts and on such terms as may have been determined by the Board, in its sole discretion. In determining whether the Fund should have offered to repurchase Shares (or portions of them) from Shareholders, the Board considered the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser generally recommended to the Board that the Fund offers to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31. In general, the Fund initially paid at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased was determined, or (2) if the Master Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Master Fund has received at least 90% of the aggregate amount withdrawn by the Master Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) would have been paid out promptly after the completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2020, there were no Holdback Amounts outstanding.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate interest in the net assets of the Master Fund as of June 30, 2020. Valuation of Investment Funds and other investments held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes to the Master Fund’s financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. As of June 30, 2020, the Fund did not hold any cash equivalents.

See attached unaudited financial statements for AIP Multi-Strategy Fund A.

7

AIP Multi-Strategy Fund P

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in the fair value of the investment in the Master Fund are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gain (loss) from investment in the Master Fund is calculated using specific identification.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net realized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2020. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the four-year period ended December 31, 2019, remains subject to examination by major taxing authorities.

As of December 31, 2019, the Fund had available for federal income tax purposes unused long term capital losses of approximately $2,127,726, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

As of June 30, 2020, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$8,030,037

Gross tax unrealized appreciation	$—
Gross tax unrealized depreciation	(788,600)

Net tax unrealized appreciation/depreciation on investments	$(788,600)

See attached unaudited financial statements for AIP Multi-Strategy Fund A.

8

AIP Multi-Strategy Fund P

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in the Master Fund, which generally invests its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies. As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

The tax character of distributions paid may differ from the character of distributions shown for U.S. GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

December 31, 2019
Distributions paid from:
Ordinary income	$999,246
Capital gain	—
Paid-in capital	—

Total	$999,246

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

There were no permanent differences resulting in reclassifications among the Fund’s components of net assets as of December 31, 2019.

See attached unaudited financial statements for AIP Multi-Strategy Fund A.

9

AIP Multi-Strategy Fund P

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Distribution of Income and Gains (continued)

As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$7,367

Undistributed capital gain	$—

3.	Management Fee, Related Party Transactions and Other

The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, expenses borne indirectly through the Fund’s investment in the Master Fund. The Fund does not pay the Adviser a management fee; however, as a holder of shares of the Master Fund, the Fund and its Shareholders are indirectly subject to the management fees charged to the Master Fund by the Investment Adviser. Please refer to the attached financial statements of the Master Fund for a discussion of the computation of the management fee.

The Investment Adviser has contractually agreed to waive or reimburse the Master Fund for expenses (other than fees and expenses of the underlying hedge funds in which the Master Fund invests, extraordinary expenses and certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed by the Master Fund) to the extent necessary in order to cap the Master Fund’s total annual operating expenses at 1.75% until the termination of the Master Fund’s investment advisory agreement. The Investment Adviser has voluntarily agreed to further reimburse the Fund for expenses (other than fees and expenses of the underlying hedge funds in which the Master Fund invests, extraordinary expenses, and the Fund’s proportionate share of certain investment related expenses of the Master Fund) to the extent necessary in order to cap the Fund’s total annual operating expenses (including Master Fund operating expenses, other than extraordinary expenses and certain investment related expenses, such as foreign country tax, expenses, and interest expense on amounts borrowed by the Master Fund) at 2.00% of the Fund’s net assets until the termination of the Master Fund’s investment advisory agreement. Effective April 1, 2020, the Investment Adviser no longer will be waiving or reimbursing the Master Fund or the Fund for expenses. For the period from January 1, 2020 to June 30, 2020, the Fund’s expense reimbursements were $151,694 and $320,404 was receivable from the Investment Adviser as of June 30, 2020.

The Distributor and Selling Agents may charge Shareholders a sales load of up to 3% of the Shareholders’ purchase. The Distributor or a Selling Agent may, in its discretion, waive the sales load for certain investors. The Fund pays the Distributor, and the Distributor pays each Service Agent (which may include financial institutions and other industry professionals in addition to broker-dealers) that enters into a Distribution and Shareholder Servicing Agreement with the Distributor, a monthly distribution and shareholder servicing fee of up to 0.0625% (0.75% on an annualized basis) of the net asset value of the outstanding Shares attributable to the clients of the Service Agent who are invested in the Fund through the Service Agent. In exchange for this fee, the Service Agent provides distribution, marketing and/or sales support services, including making the Fund available as an investment option to the Service Agent’s clients, offering the Fund as an option on any distribution “platform” the Service Agent

See attached unaudited financial statements for AIP Multi-Strategy Fund A.

10

AIP Multi-Strategy Fund P

Notes to Financial Statements (Unaudited) (continued)

3.	Management Fee, Related Party Transactions and Other (continued)

administers, making information about the Fund available to clients, including the Fund’s Prospectus, statement of additional information and sales literature, engaging in education or marketing activities about the Fund and its characteristics and retaining or utilizing the services of sales professionals, consultants and other personnel to assist in marketing shares of the Fund to clients. For the period from January 1, 2020 to June 30, 2020, the Fund incurred shareholder servicing fees of $59,926, all of which was payable as of June 30, 2020.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. State Street also serves as the Fund’s custodian.

UMB Fund Services, Inc. serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account charges, and out-of pocket expenses incurred by the transfer agent on the Fund’s behalf.

As of June 30, 2020, there were 2 Shareholders, unaffiliated with Morgan Stanley, with a net asset balance that represented approximately 15% of the Fund’s net assets.

4.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

See attached unaudited financial statements for AIP Multi-Strategy Fund A.

11

AIP Multi-Strategy Fund P

Notes to Financial Statements (Unaudited) (continued)

5.	Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year.

	For the Period From January 1, 2020 to June 30, 2020		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
For a Share outstanding throughout the period:
Net asset value, beginning of period	$932.48		$921.73	$928.73	$976.20	$971.83	$985.46

Net investment income (loss) (a)	(1.22)		40.09	14.25	71.50	11.58	27.30
Net realized and unrealized gain (loss) from investments	(48.64)		13.67	(6.80)	(42.75)	6.08	(13.53)

Net increase (decrease) resulting from operations	(49.86)		53.76	7.45	28.75	17.66	13.77
Distributions paid
Net investment income	—		(43.01)	(14.45)	(76.22)	(13.29)	(27.40)
Net realized gain	—		—	—	—	—	—

Net asset value, end of period	$882.62		$932.48	$921.73	$928.73	$976.20	$971.83

Total return (b)	(5.35%)		5.92%	0.79%	2.95%	1.82%	1.40%
Ratio of total expenses before expense reimbursements (c)	2.09%		3.91%	3.61%	3.52%	3.12%	3.27%
Ratio of total expenses after expense reimbursements (c)	1.14%		2.61%	2.65%	2.59%	2.21%	2.45%
Ratio of net investment income (loss) (d)	(1.10%)		2.07%	(0.62%)	5.16%	0.61%	0.72%
Portfolio turnover (e)	0	% (f)	22%	21%	17%	21%	24%
Net assets, end of period (000s)	$7,523		$22,395	$24,510	$26,849	$29,661	$56,207

(a)	Calculated based on the average shares outstanding methodology, and excludes net investment income allocated from the Master Fund.
(b)

Total return assumes a subscription of a Share to the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, assumes reinvestment of all distributions for the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.

(c)	Includes net expenses of the Master Fund.
(d)	Includes net income and net expenses of the Master Fund.
(e)	The portfolio turnover rate reflects investment activity of the Master Fund.
(f)	The Master Fund did not have any Investment Fund purchases resulting in a portfolio turnover of 0.00%.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions.

6.	Subsequent Events

Unless otherwise stated throughout the Notes to Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund’s investments. The extent of the impact to the financial performance of the Fund’s investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund’s investments are impacted because of these factors for an extended period, the performance of the Fund’s investments may be adversely affected.

See attached unaudited financial statements for AIP Multi-Strategy Fund A.

12

AIP Multi-Strategy Fund P

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

13

AIP Multi-Strategy Fund P
100 Front Street, Suite 400
West Conshohocken, PA 19428

Trustees	Legal Counsel
W. Allen Reed, Chair of the Board	Dechert LLP
Frank L. Bowman	1095 Avenue of the Americas
Kathleen A. Dennis	New York, NY 10036
Nancy C. Everett
Jakki L. Haussler	Counsel to the Independent Trustees
Dr. Manuel H. Johnson	Perkins Coie LLP
Joseph J. Kearns	1155 Avenue of the Americas
Michael F. Klein	New York, NY 10036
Patricia Maleski

Officers
John H. Gernon, President and Principal Executive Officer
Matthew Graver, Vice President
Michael J. Key, Vice President
Timothy Knierim, Chief Compliance Officer
Francis J. Smith, Treasurer and Principal Financial Officer
Mary E. Mullin, Secretary

Master Fund’s Investment Adviser
Morgan Stanley AIP GP LP 100 Front Street, Suite 400
West Conshohocken, PA 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent
UMB Fund Services, Inc. 235 W. Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square 2005 Market Street, Suite 700
Philadelphia, PA 19103

14

AIP MULTI-STRATEGY FUND A Financial Statements (Unaudited) For the Period from January 1, 2020 to June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ Annual and Semi-Annual Reports to Shareholders (“Shareholder Reports”) will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the reports will be made available on the Fund’s website, https://www.morganstanley.com/im/registeredhedgefundshareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, you can call 800-421-7572 or send an email request to MorganStanleyAlter@umb.com to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Fund complex if you invest directly with the Fund.

AIP Multi-Strategy Fund A

Financial Statements (Unaudited)

For the Period from January 1, 2020 to June 30, 2020

AIP Multi-Strategy Fund A

Statement of Assets and Liabilities (Unaudited)

June 30, 2020

Assets
Investments in investment funds, at fair value (cost $14,722,404)	$15,679,537
Cash and cash equivalents	4,205,430
Receivable for investments sold	6,299,697
Other assets	4,536

Total assets	26,189,200

Liabilities
Payable for share repurchases	7,924,939
Management fee payable	414,615
Accrued expenses and other liabilities	174,993

Total liabilities	8,514,547

Net assets	$17,674,653

Net assets consist of:
Net capital	$25,761,313
Total distributable earnings (loss)	(8,086,660)

Net assets	$17,674,653

Net asset value per share:
19,765.742 shares issued and outstanding, no par value, 3,000,000 registered shares	$894.20

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Multi-Strategy Fund A

Statement of Operations (Unaudited)

For the Period from January 1, 2020 to June 30, 2020

Investment Income
Dividend	$16,128

Expenses
Management fees	130,206
Professional fees	100,500
Interest expense	56,545
Transfer agent fees	22,453
Accounting and administration fees	14,949
Registration fees	14,853
Custody fees	14,613
Trustees’ fees	7,666
Other	48,384

Total expenses	410,169
Management fee waivers	(16,538)

Total expenses	393,631

Net investment income (loss)	(377,503)

Realized and unrealized gain (loss) from investments
Net realized gain (loss) from investments in investment funds	8,875,852

Net realized gain (loss) from investments	8,875,852

Net change in unrealized appreciation/depreciation on investments in investment funds	(12,507,351)

Net change in unrealized appreciation/depreciation on investments	(12,507,351)

Net realized and unrealized gain (loss) from investments	(3,631,499)

Net increase (decrease) in net assets resulting from operations	$(4,009,002)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Multi-Strategy Fund A

Statements of Changes in Net Assets (Unaudited)

For the year ended December 31, 2019
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(1,449,448)
Net realized gain (loss) from investments	3,699,891
Net change in unrealized appreciation/depreciation on investments	1,816,024

Net increase (decrease) in net assets resulting from operations	4,066,467

Distributions to shareholders from:
Dividends and distributions	(3,249,032)

Total distributions	(3,249,032)

Shareholder transactions:
Subscriptions (representing 1,415.098 shares)	1,356,000
Distributions reinvested (representing 3,514.710 shares)	3,249,032
Repurchases (representing 18,383.584 shares)	(17,460,475)

Net increase (decrease) in net assets from shareholder transactions	(12,855,443)

Total increase (decrease) in net assets	(12,038,008)
Net assets, beginning of year (representing 70,513.515 shares)	65,846,602

Net assets, end of year (representing 57,059.739 shares)	$53,808,594

For the period from January 1, 2020 to June 30, 2020
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(377,503)
Net realized gain (loss) from investments	8,875,852
Net change in unrealized appreciation/depreciation on investments	(12,507,351)

Net increase (decrease) in net assets resulting from operations	(4,009,002)

Shareholder transactions:
Repurchases (representing 37,293.997 shares)	(32,124,939)

Net increase (decrease) in net assets from shareholder transactions	(32,124,939)

Total increase (decrease) in net assets	(36,133,941)
Net assets, beginning of period (representing 57,059.739 shares)	53,808,594

Net assets, end of period (representing 19,765.742 shares)	$17,674,653

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Multi-Strategy Fund A

Statement of Cash Flows (Unaudited)

For the Period from January 1, 2020 to June 30, 2020

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(4,009,002)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments in investment funds	(8,875,852)
Net change in unrealized appreciation/depreciation on investments in investment funds	12,507,351
Proceeds from sales of investments in investment funds	43,355,074
(Increase) decrease in receivable for investments sold	9,422,166
(Increase) decrease in other assets	2,494
Increase (decrease) in management fee payable	113,668
Increase (decrease) in accrued expenses and other liabilities	(17,563)

Net cash provided by (used in) operating activities	52,498,336

Cash flows from financing activities
Proceeds from advances on line of credit	4,500,000
Repayments of advances on line of credit	(17,490,000)
Repurchases	(35,461,806)

Net cash provided by (used in) financing activities	(48,451,806)

Net change in cash and cash equivalents	4,046,530
Cash and cash equivalents at beginning of period	158,900

Cash and cash equivalents at end of period	$4,205,430

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$88,093

Supplemental disclosure of non-cash flow information:
In-kind purchase of investment funds from investment funds	$7,531

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited)

June 30, 2020

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Investment Funds
Distressed
VR Global Offshore Fund Ltd.	11/1/2018	$130,000	$107,343	0.61%	9/30/2020	Quarterly

Total Distressed		130,000	107,343	0.61

Equity Long/Short—High Hedge
Holocene Advisors Offshore Fund Ltd.	4/1/2017	1,297,444	1,723,833	9.75	9/30/2020	Quarterly
Point72 Capital International, Ltd.	12/1/2018	1,674,518	1,905,417	10.78	9/30/2020	Quarterly
Visium Balanced Offshore Fund, Ltd.	3/1/2011	4,286	—	—	(a)	(a)

Total Equity Long/Short—High Hedge		2,976,248	3,629,250	20.53

Equity Long/Short—Opportunistic
Pelham Long/Short Small Cap Fund Ltd	7/1/2015	656,908	898,614	5.08	9/30/2020	Quarterly
Pleiad Asia Offshore Feeder Fund	8/1/2015	604,460	754,721	4.27	9/30/2020	Quarterly

Total Equity Long/Short—Opportunistic		1,261,368	1,653,335	9.35

Macro
Autonomy Global Macro Fund Limited	11/1/2014	1,058,695	1,170,819	6.63	8/31/2020	Monthly
Element Capital Feeder Fund Limited	7/1/2018	1,405,897	1,577,023	8.92	9/30/2020	Quarterly
Rokos Global Macro Fund Limited	2/1/2016	1,494,139	2,063,144	11.67	9/30/2020	Monthly
X2 Opportunistic Debt Fund, LLC	3/1/2017	1,688,746	1,708,561	9.67	9/30/2020	Quarterly

Total Macro		5,647,477	6,519,547	36.89

Mortgage Arbitrage
Cerberus CMBS Opportunities Feeder Fund, Ltd.	6/1/2015	2,037,987	1,871,577	10.59	(a)	(a)
Shelter Growth Opportunities Fund Ltd.	10/1/2015	2,475,000	1,352,269	7.65	9/30/2020	Quarterly

Total Mortgage Arbitrage		4,512,987	3,223,846	18.24

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

June 30, 2020

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Investment Funds (continued)
Private Placements
QVT Roiv Hldgs Offshore Ltd.	1/1/2016	$194,324	$546,216	3.09%	(a)	(a)

Total Private Placements		194,324	546,216	3.09

Total Investments in Investment Funds		$14,722,404	15,679,537	88.71

Other Assets, less Liabilities			1,995,116	11.29

Total Net Assets			$17,674,653	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available. Investment Funds are non-income producing.

*

Investments in Investment Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2020 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Investment Funds may be subject to fees.

**	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(a)

A portion or all of the Fund’s interests in the Investment Fund have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund is able to liquidate underlying investments.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

June 30, 2020

Strategy Allocation	Percent of Net Assets
Macro	36.89%
Equity Long/Short—High Hedge	20.53
Mortgage Arbitrage	18.24
Equity Long/Short—Opportunistic	9.35
Private Placements	3.09
Distressed	0.61

Total Investments in Investment Funds	88.71%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited)

June 30, 2020

1.	Organization

AIP Multi-Strategy Fund A (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on February 27, 2008. The Fund commenced operations on May 1, 2010 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund’s investment objective is to seek long-term capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who primarily employ a variety of investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. These investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

Morgan Stanley AIP GP LP serves as the Fund’s investment adviser (the “Investment Adviser”). The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Investment Adviser is an affiliate of Morgan Stanley. The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”), and as a commodity trading adviser and a commodity pool operator with the Commodity Futures Trading Commission and the National Futures Association. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund’s term is no longer perpetual and the Fund expects to terminate in 2021. On December 11, 2019, the Board determined that it was in the best interests of the Fund’s Shareholders to dissolve the Fund, in accordance with the applicable terms stated in the Trust Deed. The Fund has submitted full redemption requests to the Investment Funds. The Board expects that the Fund will continue to distribute liquidation proceeds on a quarterly basis as the Fund continues to receive redemption proceeds from the Investment Funds. Once all liquidation proceeds have been distributed to the Shareholders, the Fund shall promptly thereafter be dissolved as a Delaware statutory trust.

The Fund is a “Master” fund in a “Master-Feeder” structure whereby the feeder fund invests substantially all of its assets in the Fund. As of June 30, 2020, AIP Multi-Strategy Fund P, a feeder fund to the Fund, represented 40.97% of the Fund’s net assets.

The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. None of the members of the Board are “interested persons” (as defined by the 1940 Act) of the Fund or the Investment Adviser.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

1.	Organization (continued)

As of January 1, 2020, the Fund’s shares are no longer being offered for sale. Prior to January 1, 2020, the Fund offered on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, up to 3,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for the public offering of Shares was May 3, 2010. Shares were offered during an initial public offering period which ended on the Initial Closing Date at an initial offering price of $1,000 per Share, and were offered in a continuous offering thereafter at the Fund’s then current net asset value per Share. Investors purchasing Shares in the Fund (“Shareholders”) were not charged a sales load. Shares were purchased as of the first day of each month from the Distributor at the Fund’s then current net asset value per Share or through any registered investment adviser (a “RIA”) that had entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other managed asset program sponsored by such RIA.

Shares were sold only to Shareholders that represented that they were “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The minimum initial investment in the Fund by any Shareholder was $50,000. The minimum additional investment in the Fund by any Shareholder was $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders only purchased their Shares through the Distributor or a RIA. Any RIA who offered Shares to its clients may have imposed additional eligibility requirements on investors who purchased Shares through such RIA.

As of January 1, 2020, the Fund ceased to offer to repurchase Shares (or portions of them). Prior to January 1, 2020, the Fund offered to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer would have been generally applied to up to 15% of the net assets of the Fund. Repurchases would have been made at such times, in such amounts and on such terms as may have be determined by the Board, in its sole discretion. In determining whether the Fund should have offered to repurchase Shares (or portions of them) from Shareholders, the Board considered the recommendations of the Adviser as to the timing of such offer, as well as a variety of operational, business and economic factors. The Adviser generally recommended to the Board that the Fund offers to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31. In general, the Fund initially paid at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) would have been paid out promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2020, there were no Holdback Amounts outstanding.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies,” for the purpose of financial reporting. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund’s financial statements are stated in United States dollars.

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

As of June 30, 2020, all of the Fund’s portfolio was comprised of investments in Investment Funds.

The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net asset value of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners, pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

Some of the Investment Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket as reported by the Investment Fund’s investment manager. At June 30, 2020 $546,216, of the Fund’s net assets were invested in side pockets maintained by the Investment Funds.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Portfolio Valuation (continued)

The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board, and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. Money market funds are recorded at fair value and are categorized as Level 1 securities as described in Note 4. As of June 30, 2020, cash equivalents consisted of investments in State Street Institutional Liquid Reserves Fund valued at $4,205,430. Investments in money market funds are valued at net asset value.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in Investment Funds’ fair values are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Realized gain (loss) from investments in Investment Funds is calculated using specific identification.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2020. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by major taxing authorities.

As of December 31, 2019, the Fund had available for federal income tax purposes unused short term and long term capital losses of approximately $1,066,904 and $5,010,866 respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the Shareholders.

As of June 30, 2020, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$26,053,198
Gross tax unrealized appreciation	$957,133
Gross tax unrealized depreciation	(11,330,794)
Net tax unrealized appreciation/depreciation on investments	$(10,373,661)

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Fund expects that distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

The tax character of distributions paid may differ from the character of distributions shown for U.S. GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

December 31, 2019
Distributions paid from:
Ordinary income	$3,249,032
Paid-in capital	—
Total	$3,249,032

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

There were no permanent differences resulting in reclassifications among the Fund’s components of net assets as of December 31, 2019.

As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$246,720
Undistributed long-term capital gain	$—

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

3.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in each Investment Fund is limited to the value of the Fund’s interest in each Investment Fund as reported by the Fund.

4.	Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments) or short-term investments that are valued at amortized cost

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2, or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2020 to June 30, 2020 the Fund did not have any transfers between Levels 1, 2, or 3.

As of June 30, 2020, all of the investments in Investment Funds are fair valued using the NAV as practical expedient and are therefore excluded from the fair value hierarchy.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

5.	Investments in Investment Funds

The following table summarizes the fair value and liquidity terms of the Investment Funds as of June 30, 2020, aggregated by investment strategy:

Investment Funds	Fair Value	Redemption Frequency (if applicable)	Redemption Notice Period (if applicable)
Distressed (a)	$107,343	Quarterly	45 days
Equity Long/Short—High Hedge (b)	3,629,250	Quarterly	45-90 days
Equity Long/Short—Opportunistic (c)	1,653,335	Quarterly	60-90 days
Macro (d)	6,519,547	Monthly to Quarterly	60-90 days
Mortgage Arbitrage (e)	3,223,846	Quarterly	90 days
Private Placements (f)	546,216	Not Applicable	Not Applicable

Total Investment Funds	$15,679,537

(a)

Investment Funds in this strategy invest in, and may sell short, the securities of companies where the security’s price has been, or are expected to be, affected by a distressed situation such as a bankruptcy or corporate restructuring.

(b)	Investment Funds in this strategy seek to profit by exploiting pricing inefficiencies between related equity securities, neutralizing exposure to market risk by combining long and short positions.
(c)

Investment Funds in this strategy consist of a core holding of long equities often hedged a varying degree with short sales of stocks or stock index options. Some of the Investment Funds’ respective investment managers maintain a substantial portion of assets within a hedged structure and commonly employ leverage.

(d)	Investment Funds in this strategy invest by making leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange and physical commodities.
(e)

Investment Funds in this strategy seek to exploit pricing differentials between various issues of mortgage-related bonds. Investment Fund tranches representing 10.59% of the Fund’s net assets have restricted liquidity. The remaining restriction period for such Investment Fund tranches is unknown.

(f)

Investment Funds in this strategy invest primarily in private (non-public) securities with limited liquidity. Investment Fund tranches representing 3.09% of the Fund’s net assets have restricted liquidity. The remaining restriction period for such Investment Fund tranches is unknown.

As of June 30, 2020, 13.68% of the Fund’s net assets were invested in Investment Funds with restricted liquidity or with the next available redemption date extending beyond one year from June 30, 2020.

For the period from January 1, 2020 to June 30, 2020, aggregate purchases and proceeds from sales of investments in Investment Funds were $0 and $43,355,074, respectively.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

6.	Investment Receivables and Prepaid Investments

As of June 30, 2020, $6,299,697 was due to the Fund from Investment Funds. The receivable amount represents the fair value of certain Investment Fund tranches, net of management fees and incentive fees/allocations, that were redeemed by the Fund at period-end or holdback amounts that will be received from certain Investment Funds. Substantially all of the receivable balance was collected subsequent to the balance sheet date.

Prepaid investments in Investment Funds represent amounts transferred to Investment Funds prior to period-end relating to investments to be made effective July 1, 2020, pursuant to each Investment Fund’s operating agreements. As of June 30, 2020, the Fund did not have any prepaid investments.

7.	Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds.

In consideration of the advisory and other services provided by the Investment Adviser to the Fund, the Fund pays the Investment Adviser a monthly management fee of 0.083% (1.00% on an annualized basis) of the Fund’s month end net asset value. The management fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any repurchases effective on that day. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the underlying Investment Funds and indirectly borne by Shareholders in the Fund. Effective April 1, 2020, the Investment Adviser voluntarily agreed to forgo any management fees. For the period from January 1, 2020 to June 30, 2020, the Fund incurred management fees of $130,206 and $414,615 was payable to the Investment Adviser as of June 30, 2020.

The Investment Adviser has contractually agreed to waive or reimburse the Fund for expenses (other than extraordinary expenses and certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed by the Fund) to the extent necessary in order to cap the Fund’s total annual operating expenses at 1.75% until the termination of the Fund’s investment advisory agreement. Effective April 1, 2020, the Investment Adviser has started waiving or reimbursing the Fund for expenses. For the period from January 1, 2020 to June 30, 2020, management fee waivers was $16,538, none of which was receivable from the Investment Adviser at June 30, 2020.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.045% to 0.075%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

7.	Management Fee, Related Party Transactions and Other (continued)

State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate of 0.020%, based on (1) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and (2) investment purchases and sales activity related to the Fund.

The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund.

The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. As of June 30, 2020, the Fund’s proportionate share of assets attributable to the DC Plan was $2,658, which is included in the Statement of Assets and Liabilities under other assets and the deferred compensation obligation under accrued expenses and other liabilities.

UMB Fund Services, Inc. serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account charges, and out-of pocket expenses incurred by the transfer agent on the Fund’s behalf.

As of June 30, 2020, there were 7 Shareholders, unaffiliated with Morgan Stanley, with a net asset balance that represented approximately 69% of the Fund’s net assets.

8.	Line of Credit

Effective May 24, 2013, the Fund entered into a secured credit agreement with State Street for a revolving line of credit (the “Facility”). The maximum availability under the Facility is the lesser of $17,000,000 or 25% of the Fund’s adjusted net assets, as defined in the credit agreement, subject to specific asset-based covenants. Effective March 1, 2018, the Fund paid an annual administration fee related to the Facility of 0.30% of the unused commitment and the annual interest rate on borrowings is the greater of the Federal Funds Rate plus 1.25% or the overnight USD LIBOR plus 1.25%. Under the terms of the Facility, borrowings are repayable no later than May 18, 2020, the termination date of the Facility. Effective April 6, 2020 the credit facility was terminated. As of June 30, 2020, there was no balance outstanding against the Facility. For the period from January 1, 2020 to June 30, 2020, the Fund incurred interest expense of $56,545 in connection with the Facility. Borrowings are secured by the Fund’s investments in Investment Funds. Detailed below is summary information concerning the borrowings:

# of Days Outstanding	Average Daily Balance	Annualized Weighted Average Rate
97	$7,789,072	2.69%

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

9.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year.

	For the Period From January 1, 2020 to June 30, 2020		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
For a Share outstanding throughout the period:
Net asset value, beginning of period	$943.02		$933.82	$940.46	$989.75	$984.90	$998.53

Net investment income (loss) (a)	(8.82)		(20.93)	(20.87)	(21.58)	(17.77)	(20.51)
Net realized and unrealized gain (loss) from investments	(40.00)		79.84	34.03	56.13	39.92	38.94

Net increase (decrease) resulting from operations	(48.82)		58.91	13.16	34.55	22.15	18.43

Distributions paid
Net investment income	—		(49.71)	(19.80)	(83.84)	(17.30)	(32.06)
Net realized gain	—		—	—	—	—	—

Net asset value, end of period	$894.20		$943.02	$933.82	$940.46	$989.75	$984.90

Total return (b)	(5.18%)		6.42%	1.38%	3.50%	2.26%	1.85%
Ratio of total expenses before expense waivers and reimbursements (c)	1.06%		2.25%	2.18%	2.18%	1.83%	2.02%
Ratio of total expenses after expense waivers and reimbursements (c)	1.02%		2.21%	2.18%	2.18%	1.83%	2.02%
Ratio of net investment income (loss) (d)	(0.98%)		(2.18%)	(2.16%)	(2.16%)	(1.83%)	(2.02%)
Portfolio turnover	0	% (f)	22%	21%	17%	21%	24%
Senior security, end of period (000s)	$—		$12,990	$15,290	$15,090	$14,690	$15,920
Asset coverage per $1,000 of senior security principal amount (e)	$—		$5,142	$5,307	$5,246	$5,543	$5,537
Net assets, end of period (000s)	$17,675		$53,809	$65,847	$64,075	$66,731	$72,223

(a)	Calculated based on the average shares outstanding methodology.
(b)

Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period and assumes reinvestment of all distributions during the period.

(c)	Ratio does not reflect the Fund’s proportionate share of the expenses of the Investment Funds.
(d)	Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds.
(e)

Represents asset coverage per $1,000 of indebtedness calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, then the result divided by the aggregate amount of the Fund’s senior securities representing indebtedness, and multiplying the result by 1,000.

(f)	The Fund did not have any Investment Fund purchases resulting in a portfolio turnover of 0.00%.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions.

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

11.	Subsequent Events

Unless otherwise stated throughout the Notes to Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund’s investments. The extent of the impact to the financial performance of the Fund’s investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund’s investments are impacted because of these factors for an extended period, the performance of the Fund’s investments may be adversely affected.

AIP Multi-Strategy Fund A

Investment Advisory Agreement Approval (Unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Fund’s investment advisory agreement, including selection of Investment Funds for investment of the Fund’s assets, allocation of the Fund’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Fund, day-to-day portfolio management and general due diligence examination of Investment Funds before and after committing assets of the Fund for investment. The Board considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The investment advisory agreement is referred to as the “Advisory Agreement.”) The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Fund office facilities, equipment and personnel. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Advisory Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance of the Fund compared to an appropriate benchmark and its peers, as determined by the Adviser. The Board also reviewed the fees and expenses of the Fund compared to its peers, as prepared by Strategic Insight. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its benchmark for the three- and five-year periods but below its benchmark for the one-year period. The Board discussed with the Adviser the level of the advisory fee for the Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Strategic Insight. In addition to the advisory fee, the Board also reviewed the Fund’s total expense ratio. When a fund’s advisory fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund’s advisory fee was lower than its peer group average and the total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund’s (i) performance was acceptable, (ii) advisory fee was competitive with its peer group average and (iii) total expense ratio was acceptable.

AIP Multi-Strategy Fund A

Investment Advisory Agreement Approval (Unaudited)

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s advisory fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Advisory Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board considered sales charges on shares of the Fund’s feeder fund, AIP Multi-Strategy Fund P, charged by a broker-dealer affiliate of the Adviser. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Advisory Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

AIP Multi-Strategy Fund A

Investment Advisory Agreement Approval (Unaudited)

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

As part of the Board’s review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic’s current and expected impact on the Fund’s performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its Shareholders to approve renewal of the Advisory Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Advisory Agreement.

At a meeting held on December 10-11, 2019, the Board of the Fund approved a proposal to liquidate the Fund.

AIP Multi-Strategy Fund A

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

AIP Multi-Strategy Fund A
100 Front Street, Suite 400
West Conshohocken, PA 19428

Trustees	Legal Counsel
W. Allen Reed, Chair of the Board	Dechert LLP
Frank L. Bowman	1095 Avenue of the Americas
Kathleen A. Dennis	New York, NY 10036
Nancy C. Everett
Jakki L. Haussler	Counsel to the Independent Trustees
Dr. Manuel H. Johnson	Perkins Coie LLP
Joseph J. Kearns	1155 Avenue of the Americas
Michael F. Klein	New York, NY 10036
Patricia Maleski

Officers
John H. Gernon, President and Principal Executive Officer
Matthew Graver, Vice President
Michael J. Key, Vice President
Timothy Knierim, Chief Compliance Officer
Francis J. Smith, Treasurer and Principal Financial Officer
Mary E. Mullin, Secretary

Investment Adviser
Morgan Stanley AIP GP LP 100 Front Street, Suite 400
West Conshohocken, PA 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent
UMB Fund Services, Inc. 235 W. Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square 2005 Market Street, Suite 700
Philadelphia, PA 19103

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a)	Schedule of Investments. Refer to Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

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ITEM 13.	EXHIBITS.

(a)

(1)	The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto. Not applicable to a semi-annual report.

(2)	Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP MULTI-STRATEGY FUND P

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: President
Date: September 2, 2020

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: Principal Executive Officer
Date: September 2, 2020

By:	/s/ Francis J. Smith
Name: Francis J. Smith
Title: Principal Financial Officer
Date: September 2, 2020

6